VAN ECK ASSOCIATES CORP.
99 Park Avenue, 8th Floor
New York, New York 10016
212-687-5200

May 6, 2004



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Van Eck Funds
         File Nos. 002-97596 and 811-04297
         ---------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive forms of the prospectus and statement of additional information used with respect to the above Registrant do not differ from those contained in Post-Effective Amendment No. 62 ("PEA No. 62") to its Registration Statement on Form N-1A. PEA No. 62 was electronically filed under Rule 485(b) on April 30, 2004.

If you have any questions or comments concerning the filing, please contact me at 212-293-2031.

Very truly yours,


/s/ Patricia A. Maxey

Patricia A. Maxey
Vice President and Secretary